Expense Example - Putnam Floating Rate Income Fund	Feb. 28, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 276
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,844
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,487
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	908
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,400
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 834